Commitments and Contingencies (Details)									12 Months Ended
	Jun. 06, 2025 $ / shares shares	May 31, 2025 USD ($)	May 27, 2025 $ / shares	Feb. 27, 2025 $ / shares	Feb. 07, 2025 $ / shares	Jun. 05, 2024	Feb. 27, 2024 USD ($)	Feb. 12, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 EUR (€) shares
Commitments and Contingencies [Line Items]
Percentage of PIPE financing proceeds								5.00%
Percentage of interest rate						49.50%			42.00%
Equity interest in CRML expending amount (in Dollars)									$ 10,000,000
Warrant issued (in Shares) | shares	1,000,000
Warrant exercisable (in Dollars per share) | $ / shares	$ 11.5		$ 5	$ 5	$ 7
Warrant exercisable	3 years
Percentage of agreement payment		3.00%
Agreement of Payment (in Dollars)		$ 250,000
Percentage of net production		2.00%
Percentage of net revenue		1.00%
Bank guarantees (in Euro) | €										€ 20,000
Skylong Assets Limited (Skylong) [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued (in Shares) | shares	1,000,000
Director Mike Ryan [Member]
Commitments and Contingencies [Line Items]
Agreement of Payment (in Dollars)		$ 250,000
Rimbal Pty Ltd [Member]
Commitments and Contingencies [Line Items]
Percentage of issued capital						92.50%
Tanbreez Mining Greenland A/S [Member]
Commitments and Contingencies [Line Items]
Percentage of issued capital						92.50%
Percentage of interest rate						42.00%
European Lithium Ltd [Member]
Commitments and Contingencies [Line Items]
Percentage of interest rate						7.50%
CRML [Member]
Commitments and Contingencies [Line Items]
Percentage of equity interests									50.50%
Private Placement Warrants [Member]
Commitments and Contingencies [Line Items]
Percentage of PIPE financing proceeds								5.00%
Percentage of total offering size								5.00%
Ordinary shares [member]
Commitments and Contingencies [Line Items]
Ordinary shares issued (in Shares) | shares									80,994,098	100
Ordinary shares [member] | Skylong Assets Limited (Skylong) [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued (in Shares) | shares	1,000,000
First Equity [Member]
Commitments and Contingencies [Line Items]
Fee amount (in Dollars)							$ 1,250,000	$ 3,331,718
Second Equity [Member]
Commitments and Contingencies [Line Items]
Fee amount (in Dollars)							1,350,000	3,331,718
Third Equity [Member]
Commitments and Contingencies [Line Items]
Fee amount (in Dollars)							$ 1,750,000	$ 6,663,435
Percentage of PIPE financing proceeds							5.00%